Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Debt Disclosure [Abstract]
July to December 2022	$ 4,664
2023	9,328
2024	9,328
2025	9,328
2026	9,328
2027 and thereafter	132,929
Total	$ 174,905